STOCKHOLDERS’ EQUITY (Details Narrative) - USD ($)							1 Months Ended			12 Months Ended
	Sep. 01, 2022	Aug. 31, 2022	Dec. 10, 2021	Aug. 06, 2021	May 27, 2021	Apr. 15, 2021	Sep. 30, 2022	Jan. 31, 2022	Aug. 31, 2021	Dec. 31, 2022	Dec. 31, 2021
Accumulated Other Comprehensive Income (Loss) [Line Items]
Warrants exercised								14,584		14,584	5,000
Proceeds from warrant exercises								$ 875	$ 15,000	$ 875	$ 15,001
Warrants to purchase common stock, shares									5,000	2,663,045
Warrants exercise price									$ 3.00
Common stock, shares issued									5,000	9,393,708	8,166,457
Stock issued during period value issued for services										$ 254,106	$ 181,163
Shares available for grant, shares										1,407,276
Shares repurchased										0
Equity Distribution Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Deferring offering costs										$ 128,000
Shares of common stock sold										0
Maximum [Member] | Equity Distribution Agreement [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Sale of common stock				$ 9,000,000
Common Stock [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares	21,551									920,000
Stock issued during period shares issued for services										292,667	37,905
Stock issued during period value issued for services										$ 2
Share based compensation, value							$ 37,000
Share based compensation, shares							31,896
Officers [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares		108,617
Shares price		$ 1.16
Board of Directors Chairman [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock issued during period shares issued for services										54,525
Stock issued during period value issued for services										$ 63,250
Board of Directors Chairman [Member] | Stock Repurchase Program [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock repurchase program description			There is no time frame for the repurchase program, and such program will remain in place until a maximum of 100,000 shares of the Company’s common stock has been repurchased or until such program is discontinued by the Board of Directors.		There is no time frame for the repurchase program, and such program will remain in place until a maximum of $1.0 million of the Company’s common stock has been repurchased or until such program is suspended or discontinued by the Board of Directors.
Board of Directors Chairman [Member] | Maximum [Member] | Stock Repurchase Program [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares repurchase value approved					$ 1,000,000
Shares repurchased			100,000
Board of Directors Chairman [Member] | 2021 Equity Compensation Awards [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Options to purchase shares of common stock						17,500
Options term						5 years
Exercise price per share						$ 4.76
Mr. Donald G. Fell, Dr. Pamela Tenaerts, and Mr. Michael L. Peterson [Member] | 2021 Equity Compensation Awards [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of restricted stock						10,721
Shares of restricted stock, value						$ 55,000					165,000
Price per share						$ 5.13
Share based compensation											68,750
Mr. Peterson and Ms. Tenaerts [Member] | 2021 Equity Compensation Awards [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Stock redeemed or cancelled during period, shares					16,082
Michael L. Peterson and Dr. Pamela Tenaert [Member] | 2021 Equity Compensation Awards [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of common stock vested					2,680
Charles L. Pope, and Christine L. Jennings [Member] | 2021 Equity Compensation Awards [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Shares of restricted stock					10,912
Shares of restricted stock, value					$ 41,250
Price per share					$ 3.78
Share based compensation											$ 64,167
Chief Executive Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares										51,724
Chief Executive Officer [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Annual compensation										$ 360,000
Chief Executive Officer [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Annual compensation										$ 300,000
Chief Operating Officer [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Issuance of shares										8,620
Chief Operating Officer [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Annual compensation										$ 150,000
Chief Operating Officer [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Annual compensation										$ 140,000
Ms Huffman [Member] | Maximum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Annual compensation	$ 225,000
Ms Huffman [Member] | Minimum [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Annual compensation	$ 200,000